James Advantage Funds

1349 Fairground Road

Beavercreek, Ohio 45385

June 28, 2010

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:  James Advantage Funds (the "Trust")

File Nos.

333-37277

811-8411

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective June 23, 2010, do not differ from those filed electronically in the Post-Effective Amendment No. 23 on June 23, 2010.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Assistant Secretary